Fair Value Measurements - Summary of Valuation Technique Used in Measuring the Fair Value (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Consumer Price Index [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable entries		111.09
Rental Yields [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage of significant unobservant input assets		8.49%
Square Meter Prices [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable entries		1,193
Property Purchase Costs [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage of significant unobservant input assets		9.21%
Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Occupancy rate	87.00%
Percentage of GDP from construction	1.00%
Appreciation or depreciation of the Colombian Peso against the US Dollar	(8.91%)
Bottom of Range [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Expected Market rental growth	1.00%
Top of Range [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Expected Market rental growth	2.00%